UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Technology Fund

Portfolio of Investments

October 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.3%
Information Technology - 85.5%
Communications Equipment - 20.4%
Cisco Systems, Inc. (a)	4,382,800	$144,895,368
Foundry Networks, Inc. (a)	960,400	20,302,856
Juniper Networks, Inc. (a)	1,249,500	44,982,000
Nokia OYJ	2,838,109	112,716,727
Research In Motion Ltd. (a)	441,700	54,996,067
Riverbed Technology, Inc. (a)	183,200	6,190,328

		384,083,346

Computers & Peripherals - 15.1%
Apple, Inc. (a)	548,300	104,149,585
Data Domain, Inc. (a)(b)	120,300	4,152,756
EMC Corp. (a)	957,700	24,316,003
Hewlett-Packard Co.	1,709,500	88,346,960
InnoLux Display Corp.	3,736,145	17,514,269
Sun Microsystems, Inc. (a)(b)	8,139,500	46,476,545

		284,956,118

Electronic Components - 1.4%
Murata Manufacturing Co., Ltd.	237,500	14,453,531
Tyco Electronics Ltd.	330,100	11,774,667

		26,228,198

Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)(b)	89,800	9,652,602

Internet Infrastructure - 0.5%
Akamai Technologies, Inc. (a)	49,900	1,955,581
Switch & Data Facilities Co., Inc. (a)	334,400	6,580,992

		8,536,573

Internet Software & Services - 9.0%
Ctrip.com International Ltd. (ADR)	336,900	18,987,684
eBay, Inc. (a)	904,400	32,648,840
Google, Inc.-Class A (a)(b)	152,400	107,746,800
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	244,800	9,637,776

		169,021,100

IT Services - 5.5%
Cap Gemini SA	246,569	15,791,517
Genpact Ltd. (a)(b)	29,300	468,800
Global Payments, Inc.	115,502	5,493,275
International Business Machines Corp.	709,000	82,329,080

		104,082,672

Office Electronics - 0.9%
Konica Minolta Holdings, Inc.	941,500	16,481,493

Other - 0.5%
Enernoc, Inc. (a)	20,400	950,640
Nippon Electric Glass Co. Ltd.	543,000	9,229,164

		10,179,804

Semiconductors & Semiconductor Equipment - 13.1%
ASML Holding NV (a)	380,970	13,265,090
Broadcom Corp.-Class A (a)(b)	1,082,750	35,243,513
Integrated Device Technology, Inc. (a)	250,400	3,362,872
Intel Corp.	4,416,800	118,811,920
Lam Research Corp. (a)	201,300	10,105,260
Maxim Integrated Products, Inc.	425,900	11,541,890
Nvidia Corp. (a)(b)	872,100	30,854,898
ON Semiconductor Corp. (a)(b)	1,473,800	15,032,760
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	743,400	7,917,210

		246,135,413

Software - 18.6%
Adobe Systems, Inc. (a)	1,012,200	48,484,380
BladeLogic, Inc. (a)	180,600	5,549,838
Citrix Systems, Inc. (a)	872,400	37,504,476
McAfee, Inc. (a)	463,800	19,178,130
Microsoft Corp.	3,051,600	112,329,396
Oracle Corp. (a)	3,014,300	66,827,031
Red Hat, Inc. (a)(b)	657,600	14,197,584
Salesforce.com, Inc. (a)	379,900	21,414,963
VMware, Inc.-Class A (a)	192,400	24,017,292

		349,503,090

		1,608,860,409

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 1.8%
Golden Telecom, Inc. (a)	109,000	11,276,050
Verizon Communications, Inc.	472,900	21,786,503

		33,062,553

Wireless Telecommunication Services - 5.9%
America Movil SAB de CV Series L (ADR)	599,900	39,227,461
American Tower Corp.-Class A (a)	235,100	10,386,718
MTN Group Ltd.	535,297	10,433,557
Vimpel-Communications (ADR)	887,100	29,336,397
Vodafone Group PLC	5,575,393	21,970,026

		111,354,159

		144,416,712

Technology - 0.1%
Internet Software & Services - 0.1%
Alibaba.com Ltd. (a)	527,000	917,971

Total Common Stocks (cost $1,281,227,599)		1,754,195,092

WARRANTS - 3.1%
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 0.4%
Telekomunikasi Indonesia Tbk PT (Deutsche Bank), expiring 3/23/17 (a)(c)	7,125,483	8,436,572

Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd., Merrill Lynch, expiring 3/17/11 (a)(c)	860,646	22,060,939

		30,497,511

Information Technology - 1.5%
Contract Manufacturing - 1.0%
HON HAI Precision Industry Co., Ltd. Citigroup Global Markets, expiring 1/17/12 (c)	2,421,522	18,386,617

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Semiconductor Engineering, Inc., expiring 1/17/12 (c)	7,989,000	9,538,866

		27,925,483

Total Warrants (cost $40,802,327)		58,422,994

EQUITY LINKED NOTES - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Media Tek Incorporation, Credit Suisse/Nassau, expiring 1/02/09 (a)(d) (cost $12,103,664)	70,346,600	13,703,518

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (e) (cost $53,078,262)	53,078,262	53,078,262

Total Investments Before Security Lending Collateral - 99.9% (cost $1,387,211,852)		1,879,399,866

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
Short-Terms - 6.4%
UBS Private Money Market Fund, LLC (cost $119,762,071)	119,762,071	119,762,071

Total Investments - 106.3% (cost $1,506,973,923)		1,999,161,937
Other assets less liabilities - (6.3)%		(117,719,338)

Net Assets - 100.0%		$1,881,442,599

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate market value of these securities amounted to $58,422,992 or 3.1% of net assets.

(d)	Variable rate coupon, rate shown as of October 31, 2007.

(e)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR	-	American Depositary Receipt

Country Breakdown *

October 31, 2007 (unaudited)

Summary

71.8%	United States
6.0%	Finland
3.6%	Taiwan
2.9%	Canada
2.2%	Russia
2.1%	Japan
2.1%	Mexico
1.6%	China
1.2%	India
1.2%	United Kingdom
0.8%	France
0.7%	Netherlands
0.6%	South Africa
0.4%	Indonesia
2.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of October 31, 2007. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Technology Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: December 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer President

Date: December 24, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date: December 24, 2007